Investment Strategy - Allspring Specialty Funds - Classes A, C and Institutional	Mar. 31, 2026
Innovation Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•
at least 80% of the Fund’s net assets in equity securities of companies of any market capitalization that are relevant to the Fund’s investment theme of innovation (this strategy may only be changed upon 60 days’ prior notice to shareholders); and

•
up to 25% of the Fund’s total assets in equity securities of foreign issuers, including up to 15% of the Fund’s total assets in equity securities of emerging markets issuers, directly or through ADRs and similar investments.

To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
Under normal circumstances we invest primarily in equity securities of any market capitalization that are relevant to the Fund’s investment theme of innovation. We define companies that are relevant to the Fund’s investment theme of innovation to be companies that we believe offer attractive opportunities for future growth through technological innovation. In selecting from this universe, we seek to identify companies that have, among other characteristics, the ability to develop or benefit from new products, services, or technological advancements that disrupt, or are expected to disrupt, existing markets or processes. We believe such companies can foster technological advancements to maximize efficiencies, establish pricing advantages, and gain market share from competitors. We believe innovation found in companies on the “right side of change” is often mispriced in today’s public equity markets and is a frequent signal or anomaly that we seek to exploit through our investment process. An important criteria for “right side of change” companies is that they are benefitting from changes in technological, demographic, lifestyle, or environmental trends.
We may also invest in equity securities of foreign issuers, including emerging market issuers, through  ADRs and similar investments. In order to capture opportunities from the broadening impact of innovation, we do not limit the fund’s exposure to any single industry or sector. We may invest in any sector, and at times the Fund may emphasize one or more particular sectors, and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is considered to be non-diversified. The Fund will invest at least 25% of the Fund’s assets in the technology sector.
We seek to identify companies that have the prospect for strong sales and earnings growth rates, that enjoy a competitive advantage (for example, dominant market share) and that we believe have effective management with a history of making investments that are in the best interests of shareholders (for example, companies with a history of earnings and sales growth that are in excess of total asset growth). We pay particular attention to how management teams allocate capital in order to drive future cash flow. This includes the allocation of human capital, financial capital, and social capital. We believe successful allocation of such resources has a correlation with key indicators of future performance.  In addition to meeting with management, we take a surround-the-company approach by surveying a company’s vendors, distributors, competitors and customers to obtain multiple perspectives that help us make better investment decisions. Portfolio holdings are continuously monitored for changes in fundamentals. Price objectives are determined based on industry-specific valuation methodologies, including relative price-to-earnings multiples, price-to-book value, operating profit margin trends, enterprise value to  EBITDA (earnings before interest, taxes, depreciation and amortization) and free cash flow yield. The team seeks a favorable risk/reward relationship to fair valuation, which we define as the value of the company (i.e., our price target for the stock) relative to where the stock is currently trading.

Precious Metals Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
•	at least 80% of the Fund’s net assets in investments related to precious metals of any market capitalization (this strategy may only be changed upon 60 days’ prior notice to shareholders);
•	any amount of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments;
•	up to 40% of the Fund’s total assets in emerging market equity securities; and
•
up to 25% of the Fund’s total assets, at the time of purchase, in debt securities linked to precious metals and common or preferred stocks of subsidiaries of the Fund that invest directly or indirectly in precious metals and minerals.

To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in investments related to precious metals. These investments include both equity securities and debt obligations of precious metals companies of any market capitalization as well as the equity securities of a wholly owned subsidiary of the Fund set up in the Cayman Islands that may invest directly in precious metals or minerals. We define precious metals companies as those that are engaged in the exploration, development, mining, processing, or dealing in gold or other precious metals and minerals, including, but not limited to, silver, platinum, and diamonds. We concentrate the Fund’s investments in the precious metals sector and because we retain the flexibility to invest in a relatively small number of stocks, the Fund is considered to be non-diversified.
The Fund may invest in foreign securities, including ADRs and similar investments, which are typically denominated in non-U.S. currencies, and may also invest in U.S. securities. While we may invest in precious metals companies domiciled in any jurisdiction in the world, the Fund may concentrate its investments in a limited number of countries.
Primary emphasis is placed on precious metals related companies. The Fund’s investment process takes a disciplined approach to risk management through top-down  macroeconomic analysis and bottom-up stock selection. Among the macroeconomic influences considered include: geopolitical risks, the relative strength of the U.S. dollar, jewelry demand, inflation expectations, the seasonality of gold, investment demand and relative valuation levels for the precious metals universe. From a bottom-up perspective, management looks for higher quality precious metals companies that are positioned to improve their relative value over time. We continually review the investments of the portfolio. Among the factors which may influence the reduction of a position are: the achievement of a valuation target, the deterioration in the underlying fundamentals of the business, or the identification of more attractive investment opportunity.

Utility and Telecommunications Fund
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, we invest:
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at least 80% of the Fund’s net assets in common, preferred and convertible preferred stocks of utility and telecommunications companies of any market capitalization (this strategy may only be changed upon 60 days’ prior notice to shareholders);

•	up to 20% of the Fund’s net assets in dividend-paying equity securities of non-utility and non-telecommunications companies;
•	up to 25% of the Fund’s total assets in equity securities of foreign issuers, including ADRs and similar investments; and
•	up to 10% of the Fund’s total assets in emerging market equity securities.
To the extent the Fund uses derivatives, when such instruments provide investment exposure to the investments set forth in the first bullet above or exposure to one or more market risk factors associated with such investments, the Fund may include such derivatives in complying with the 80% requirement set out in this bullet.
We invest principally in securities of utility and telecommunications companies of any market capitalization. We define utility companies to be companies within the utilities sector. We define telecommunication companies to be companies within the telecom services industry group and/or the following industries or sub-industries: communications equipment, interactive media & services, broadcasting, cable & satellite, data center REITs or telecom tower REITs. To the extent that a company is reclassified to no longer be within one of the sector, industry groups, industries or sub-industries listed above, or should these categories be renamed, combined or otherwise changed, the Fund may continue to hold a company affected by such change provided that the portfolio managers determine that such company is still a utility or telecommunications company.  We may also invest in equity securities of foreign issuers including ADRs and similar investments, which may be deemed either foreign or domestic issues. We concentrate the Fund’s investments in the utility and telecommunications sectors, and because we retain flexibility to invest in a relatively small number of stocks, the Fund is considered to be non-diversified. Relative to its concentration policy, the Fund’s allocations to utility and telecommunications companies may fluctuate over time, and may at times favor either utilities or telecommunications companies. For hedging purposes, the Fund may use derivative strategies such as buying or writing put and call options, meaning that the Fund sells an option to another party giving that party the right to either sell a stock to (put) or buy a stock from (call) the Fund at a predetermined price in the future.
We consider similar factors when analyzing utility and telecommunications companies as those from other sectors. We focus on dividend-paying companies that we expect to pay and increase dividends consistently. Our process applies a rigorous analytical methodology to all of our investment decisions, which might include the following analyses of a company and its stock: cash flow analysis, debt levels, discipline of company management, relative and absolute valuation levels, and dividend yield. In selecting companies, we begin with a screen of a broad universe of equity securities that looks first, but not exclusively, at dividend yield, dividend growth potential and market capitalization. In addition, a review of company fundamentals, such as valuation, earnings growth and financial condition, helps the portfolio managers to focus on companies with dividends that appear reasonably sustainable with potential for moderate dividend growth. We regularly review the investments of the portfolio and may sell a portfolio holding when there is deterioration in the underlying fundamentals of the business, dividend growth is no longer expected or there is the possibility of a dividend cut, the stock price reflects full or overvaluation, it has achieved its valuation target, or we have identified a more attractive investment opportunity.